Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—11.2%
4,972		Activision Blizzard, Inc.	$388,761
4,637	[1]	Alphabet, Inc., Class A	13,729,786
630	[1]	Charter Communications, Inc.	425,181
4,005		Electronic Arts, Inc.	561,701
22,976	[1]	Facebook, Inc.	7,434,344
1,547	[1]	Netflix, Inc.	1,067,910
		TOTAL	23,607,683
		Consumer Discretionary—17.4%
2,436	[1]	Amazon.com, Inc.	8,215,239
97	[1]	AutoZone, Inc.	173,129
8,093		Bath & Body Works, Inc.	559,145
6,385	[1]	Burlington Stores, Inc.	1,764,112
116	[1]	Chipotle Mexican Grill, Inc.	206,367
5,979		Domino’s Pizza, Inc.	2,923,552
4,042	[1]	DoorDash, Inc.	787,382
9,328	[1]	Floor & Decor Holdings, Inc.	1,267,862
3,790		Home Depot, Inc.	1,408,895
1,111		McDonald’s Corp.	272,806
15,806	[1]	Nordstrom, Inc.	454,106
3,115	[1]	O’Reilly Automotive, Inc.	1,938,527
12,312		Starbucks Corp.	1,305,934
8,325		Target Corp.	2,161,336
3,906		Tempur Sealy International, Inc.	173,700
6,273	[1]	Tesla, Inc.	6,988,122
5,335	[1]	Ulta Beauty, Inc.	1,959,866
25,944	[1]	YETI Holdings, Inc.	2,551,073
13,770		Yum! Brands, Inc.	1,720,424
		TOTAL	36,831,577
		Consumer Staples—2.6%
4,854		Costco Wholesale Corp.	2,385,935
12,712		Energizer Holdings, Inc.	463,607
3,332		Estee Lauder Cos., Inc., Class A	1,080,668
15,326		Flowers Foods, Inc.	379,318
689		Hershey Foods Corp.	120,816
7,233		PepsiCo, Inc.	1,168,853
		TOTAL	5,599,197
		Energy—0.6%
21,146		Continental Resources, Inc.	1,032,136
4,685		Occidental Petroleum Corp.	157,088
		TOTAL	1,189,224
		Financials—3.6%
7,831	[1]	Arch Capital Group Ltd.	327,492
6,575		Blackstone, Inc.	910,112
6,953		MSCI, Inc., Class A	4,622,911
4,672		The Travelers Cos., Inc.	751,631
11,870		Tradeweb Markets, Inc.	1,057,617

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
178	[1]	Upstart Holdings, Inc.	$57,323
		TOTAL	7,727,086
		Health Care—9.8%
39,802		AbbVie, Inc.	4,564,095
10,222		Amgen, Inc.	2,115,647
16,873	[1]	Avantor, Inc.	681,332
3,540		Bruker Corp.	284,262
12,033	[1]	IQVIA Holdings, Inc.	3,145,667
9,915		McKesson Corp.	2,061,130
305	[1]	Mettler-Toledo International, Inc.	451,669
1,468	[1]	Molina Healthcare, Inc.	434,117
2,928	[1]	Veeva Systems, Inc.	928,205
15,892	[1]	Vertex Pharmaceuticals, Inc.	2,938,908
13,961		Zoetis, Inc.	3,018,368
		TOTAL	20,623,400
		Industrials—5.1%
10,118		Allegion PLC	1,298,139
50,485		Carrier Global Corp.	2,636,832
8,188		Flowserve Corp.	275,281
2,172	[1]	Generac Holdings, Inc.	1,082,872
5,748		Huntington Ingalls Industries, Inc.	1,165,292
20,996	[1]	KAR Auction Services, Inc.	308,011
5,318		TransUnion	613,112
1,155		United Parcel Service, Inc.	246,558
28,179	[1]	XPO Logistics, Inc.	2,417,758
5,796		Xylem, Inc.	756,900
		TOTAL	10,800,755
		Information Technology—45.3%
962		Accenture PLC	345,156
130,287		Apple, Inc.	19,516,993
8,404		Applied Materials, Inc.	1,148,407
7,782	[1]	Arista Networks, Inc.	3,188,208
6,543	[1]	Atlassian Corp. PLC	2,997,545
21,766		Bentley Systems, Inc.	1,287,459
5,299		Broadcom, Inc.	2,817,319
8,305	[1]	CloudFlare, Inc.	1,617,150
8,665	[1]	Crowdstrike Holdings, Inc.	2,441,797
16,370	[1]	Datadog, Inc.	2,734,609
1,987	[1]	Dell Technologies, Inc.	218,550
20,659	[1]	Dropbox, Inc.	629,893
17,611	[1]	Dynatrace Holdings LLC	1,320,825
8,640	[1]	EPAM Systems, Inc.	5,816,794
13,904	[1]	Fortinet, Inc.	4,676,471
1,056	[1]	Globant SA	337,065
6,097	[1]	HubSpot, Inc.	4,939,972
721	[1]	Keysight Technologies, Inc.	129,794
5,824		Mastercard, Inc.	1,954,068
52,247		Microsoft Corp.	17,326,150
21,173	[1]	Nutanix, Inc.	726,446
11,541		NVIDIA Corp.	2,950,687
3,578		NXP Semiconductors NV	718,677
25,556	[1]	ON Semiconductor Corp.	1,228,477

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
947	[1]	Palo Alto Networks, Inc.	$482,108
2,298		Paychex, Inc.	283,297
4,483	[1]	Paylocity Corp.	1,367,943
4,575	[1]	PayPal Holdings, Inc.	1,064,099
26,327		Qualcomm, Inc.	3,502,544
2,403	[1]	ServiceNow, Inc.	1,676,717
11,728		Visa, Inc., Class A	2,483,639
35,773		Western Union Co.	651,784
9,683	[1]	Zscaler, Inc.	3,087,521
		TOTAL	95,668,164
		Materials—1.6%
34,203	[1]	Berry Global Group, Inc.	2,241,665
20,567		Dow, Inc.	1,151,135
		TOTAL	3,392,800
		Real Estate—0.9%
7,215		Coresite Realty Corp.	1,027,849
2,155		Crown Castle International Corp.	388,546
2,397		Extra Space Storage, Inc.	473,096
		TOTAL	1,889,491
		TOTAL COMMON STOCKS (IDENTIFIED COST $125,396,816)	207,329,377
		INVESTMENT COMPANY—2.0%
4,202,169		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[2] (IDENTIFIED COST $4,203,069)	4,203,429
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $129,599,885)	211,532,806
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(281,418)
		TOTAL NET ASSETS—100%	$211,251,388
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2021	$3,687,321
Purchases at Cost	$5,472,904
Proceeds from Sales	$(4,956,434)
Change in Unrealized Appreciation/Depreciation	$(263)
Net Realized Gain/(Loss)	$(99)
Value as of 10/31/2021	$4,203,429
Shares Held as of 10/31/2021	4,202,169
Dividend Income	$174

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.